FINANCIAL INSTRUMENTS - Financial instrument sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / bbl $ / Mcf $ / Mcf	Dec. 31, 2018 CAD ($) $ / bbl $ / Mcf $ / Mcf	Dec. 31, 2017 CAD ($)
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase WCS US$1.00/bbl (USD per bbl) | $ / bbl	1.00	1.00
Decrease WCS US$1.00/bbl (USD per bbl) | $ / bbl	1.00	1.00
Increase AECO $0.10/Mcf (CAD per Mcf) | $ / Mcf	0.10	0.10
Decrease AECO $0.10/Mcf (CAD per Mcf) | $ / Mcf	0.10	0.10
Increase AECO $0.10/Mcf (USD per Mcf) | $ / Mcf	0.10	0.10
Decrease AECO $0.10/Mcf (USD per Mcf) | $ / Mcf	0.10	0.10
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Increase (decrease) to net earnings		$ (33)	$ (42)
Increase (decrease) to net earnings		33	42
Increase (decrease) to other comprehensive income		(21)	(16)
Increase (decrease) to other comprehensive income		25	19
Foreign currency exchange rate risk
Disclosure of detailed information about financial instruments [line items]
Increase exchange rate by US$0.01	$ 0.01
Decrease exchange rate by US$0.01	$ 0.01
Increase (decrease) to net earnings		(114)	(105)
Increase (decrease) to net earnings		113	101
Increase (decrease) to other comprehensive income		0	0
Increase (decrease) to other comprehensive income		0	0
WCS differential swaps | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		(5)	0
Increase (decrease) to net earnings		5	0
Increase (decrease) to other comprehensive income		0	0
Increase (decrease) to other comprehensive income		0	0
AECO Swap | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings		(1)	0
Increase (decrease) to net earnings		1	0
Increase (decrease) to other comprehensive income		0	0
Increase (decrease) to other comprehensive income		$ 0	$ 0